Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

A.	Warrant exercise in Rail Vision

On January 10, 2018 the Company has increased its holdings in Rail Vision by exercising 11,486 warrants into 11,486 of Rail Vision’s ordinary shares for an aggregate amount of USD 2,240. Following the exercise, the Company holds 32.62% of the issued and outstanding share capital of Rail Vision (and 35.73% on a fully diluted basis).

B.	Potential technology Spin off

On March 6, 2018 the Company entered into a memorandum of understandings (the “MOU”) with Tamda Ltd. (“Tamda”) and Tamda’s controlling shareholders, pursuant to which the parties agreed to proceed with a transaction to spin off the Company’s activities dedicated to the development of its Eye-Net accident prevention system and thereafter merge them into Tamda (the “Transaction”). Tamda is an Israeli shell corporation listed on the Maintenance List of TASE. Under the terms of the proposed Transaction, the Company will incorporate a wholly owned subsidiary (the “Subsidiary”) and spin-off to the Subsidiary its rights, including intellectual property rights, in the Company’s Eye-Net accident prevention system. Upon the closing of the Transaction (the “Closing”), the Company will sell to Tamda all of the issued and outstanding share capital of the Subsidiary, in consideration of approximately 74.5% of Tamda’s then issued and outstanding share capital. Immediately prior to the Closing, Tamda will have no assets, liabilities or obligations of any nature and will have minimum net cash of NIS 2,000, of which up to NIS 600 plus applicable VAT will be designated for Transaction costs. In addition, the parties will use their best efforts to cause Tamda to comply with TASE’s listing requirements for the TASE’s Main List. The parties’ obligations to consummate the Transaction are subject to the satisfaction of customary conditions as set forth in the MOU. The parties will conduct mutual due diligence within 45 days following the date of the MOU. The parties have agreed to act diligently in order to enter into a definitive agreement within 30 days after the completion of due diligence. There is no certainty that the transaction will close as contemplated, if at all.

In accordance with ASC 855 “Subsequent Events” the Company evaluated subsequent events through the date the condensed consolidated financial statements were issued. The Company concluded that no other subsequent events have occurred that would require recognition or disclosure in the condensed consolidated financial statements.